Notes Receivable, Related Party (Details) - EVOLUTION METALS LLC [Member] - USD ($)		2 Months Ended	3 Months Ended	11 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Feb. 28, 2025	Jan. 31, 2025	Nov. 30, 2024	Sep. 30, 2024	May 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unsecured promissory note			$ 620,000		$ 250,000	$ 502,000
Allowance for credit losses	$ 170,000
Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unsecured promissory note			308,000
Allowance for credit losses		$ 0	$ 840,000	$ 1,624,850
Related Party [Member] | One Unsecured Promissory Notes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unsecured promissory note									$ 1,000,000
Related Party [Member] | Two Unsecured Promissory Notes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unsecured promissory note								$ 1,500,000
Related Party [Member] | Three Unsecured Promissory Notes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unsecured promissory note							$ 100,000
Related Party [Member] | Four Unsecured Promissory Notes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unsecured promissory note	299,700			299,700
Related Party [Member] | Five Unsecured Promissory Notes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unsecured promissory note	$ 350,000			$ 350,000